Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,713,220	5,260,581
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,947,405	3,111,642
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	59,625	442,749
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,706,190	1,706,190